Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Change in the Components of the Accumulated Other Comprehensive Income (Loss)
The following table summarizes the change in the components of the Company's accumulated other comprehensive income (loss) for the years ended December 31, as indicated.

(dollars in thousands)	Unrealized Income (Loss) on Securities (1)	Unrecognized Net Pension and Postretirement Costs (2)	Accumulated Other Comprehensive Income (Loss)
Balance, December 31, 2023	$(21,461)	$7,699	$(13,762)
Other comprehensive loss, before reclassifications	(3,740)	(690)	(4,430)
Amounts reclassified from accumulated other comprehensive loss	—	6,100	6,100
Other comprehensive (loss) income, before tax	(3,740)	5,410	1,670
Income tax expense	785	(1,136)	(351)
Other comprehensive (loss) income, net of tax	(2,955)	4,274	1,319
Balance, December 31, 2024	(24,416)	11,973	(12,443)
Other comprehensive income (loss), before reclassifications	10,032	(1,275)	8,757
Amounts reclassified from accumulated other comprehensive income (loss)	(125)	2,546	2,421
Other comprehensive income, before tax	9,907	1,271	11,178
Income tax expense	(2,081)	(267)	(2,348)
Other comprehensive income, net of tax	7,826	1,004	8,830
Balance, December 31, 2025	$(16,590)	$12,977	$(3,613)
(1)The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in gains (losses) on sale of investment securities in the Consolidated Statements of Income.
(2)The pre-tax amounts reclassified from accumulated other comprehensive income (loss) are included in the computation of net periodic pension (income) cost. See Note 14, "Retirement Plans."

Schedule of Stock by Class
The following table shows the changes in shares of common stock issues and common stock held as treasury shares for the years ended December 31, 2025, 2024, and 2023.

(dollars in thousands)	Common Stock Issued	Treasury Stock Held	Common Stock Outstanding
Balance at, December 31, 2022	$7,284	$(516)	$6,769
Stock dividend	271	—	271
Repurchase of common stock	—	—	—
Balance at, December 31, 2023	7,555	(516)	7,039
Restricted share unit activity	—	6	6
Repurchase of common stock	—	(57)	(57)
Balance at, December 31, 2024	7,555	(566)	6,989
Restricted share unit activity	—	13	13
Repurchase of common stock	—	(100)	(100)
Balance at, December 31, 2025	$7,555	$(654)	$6,901